Business Acquisitions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	May 31, 2019 CNY (¥)
Business Acquisitions (Details) [Line Items]
Cash consideration | $	$ 471	$ 6,303	$ 3,460
Other acquisitions, description		The total consideration of these business acquisitions was RMB22,647, of which RMB4,510 was cash consideration and RMB18,137 was previously held equity interest. The cash and cash equivalents, intangible assets, goodwill and acquired noncontrolling interests from these business acquisitions were RMB3,608, RMB562, RMB21,751 and RMB19,597, respectively. The purchase price allocations were determined by the Group with the assistance of an independent valuation appraiser.The results of operations for all these acquired entities have been included in the Group’s combined and consolidated financial statements from their respective acquisition dates.Business acquisitions in the year ended December 31, 2021:During the year ended December 31, 2021, the Group made two business acquisitions which were individually and collectively immaterial business combinations. The total cash consideration of these business acquisitions was RMB3,850. The cash and cash equivalents, intangible assets, goodwill and acquired noncontrolling interests from these business acquisitions were RMB86, RMB10,699, RMB14,051 and RMB22,400, respectively. The purchase price allocations were determined by the Group with the assistance of an independent valuation appraiser.
Melo, Inc. [Member]
Business Acquisitions (Details) [Line Items]
Equity interest percentage				100.00%
Cash consideration | ¥				¥ 107,883
Business Combination [Member]
Business Acquisitions (Details) [Line Items]
Other acquisitions, description	the Group made two business acquisitions which were individually and collectively immaterial business combinations. The total cash consideration of these business acquisitions was RMB3,850. The cash and cash equivalents, intangible assets, goodwill and acquired noncontrolling interests from these business acquisitions were RMB86, RMB10,699, RMB14,051 and RMB22,400, respectively. The purchase price allocations were determined by the Group with the assistance of an independent valuation appraiser.